UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

       PAR                                                                                             FAIR VALUE
-----------------                                                                                   ----------------
                    INVESTMENTS IN SECURITIES (57.46%)
                    ----------------------------------
                    CORPORATE BONDS (12.58%)
                    ------------------------
                    APPLIANCES (0.20%)
 $     54,383,000   Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @
                    104.94) (a),(b)                                                                 $        815,745
                                                                                                    ----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (2.18%)
        9,143,585   Holley Second Lien Secured Notes Due, 12.50%, 07/15/13 (a)                             8,930,235
                                                                                                    ----------------
                    CONTAINERS - PAPER/PLASTIC (1.32%)
       12,000,000   Pliant Corp, Sr. Sub. Notes, 18.00%, 07/15/12                                          5,400,000
                                                                                                    ----------------
                    ELECTRIC - INTEGRATED (2.41%)
       55,696,000   Northwestern Corp., 7.875%, 03/15/07 (a),(b)                                           3,898,720
          234,000   Northwestern Corp., 6.95%, 11/15/28 (a),(b)                                               16,380
       84,913,000   Northwestern Corp., 8.75%, 03/15/12 (a),(b)                                            5,943,910
                                                                                                    ----------------
                                                                                                           9,859,010
                                                                                                    ----------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 (a),(b)                                             --
        3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 (a),(b)                                             --
                                                                                                    ----------------
                                                                                                                  --
                                                                                                    ----------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (4.60%)
       24,449,000   Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 12/15/08 @ 106)           18,825,730
                                                                                                    ----------------
                    SATELLITE TELECOMMUNICATIONS (0.06%)
        6,809,000   Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/09 (a),(b)            51,068
       12,525,000   Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/09 (a),(b)            93,937
        5,300,000   Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/09
                    (a),(b)                                                                                   39,750
        4,850,000   Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/09 (a),(b)           36,375
                                                                                                    ----------------
                                                                                                             221,130
                                                                                                    ----------------
                    CELLULAR TELECOMMUNICATIONS (1.81%)
        9,000,000   Primus Telecommunications 14.25%, 05/31/11, 14.25%, 05/31/11 (Callable
                    11/28/08 @ 102) *                                                                      7,380,000
                                                                                                    ----------------
                    TOTAL CORPORATE BONDS (Cost $101,445,656)                                             51,431,850
                                                                                                    ----------------
                    BANK LOANS (6.39%)
                    ------------------
        6,183,258   Collins & Aikman Product Co., Supplemental Revolving Credit Facility,
                    0.00%, 8/31/09                                                                           680,159
       38,666,106   Collins & Aikman Products Co., Litigation Trust, 0.00%                                 2,319,966
       10,405,406   Collins & Aikman Products Co., Revolver Litigation Trust, 0.00%, 08/31/09              1,144,595
       12,051,754   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                          1,325,693
          970,136   Friedman's Inc., 0.00%, 01/01/13                                                         194,027
        1,764,000   Le Nature Exit Loan,  5.48625%                                                         1,764,000
       10,000,000   Le-Nature's, Inc., Term B Loan, 0.00%, 01/01/11                                        3,500,000
       12,028,197   Pasminco Bilateral Facilities Claim, 0.00%                                               841,974
       19,419,243   Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 07/15/04                                 1,359,347
       11,733,934   Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                 821,375
       18,108,281   Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                             1,267,580

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

       PAR                                                                                             FAIR VALUE
-------------------                                                                                 ----------------
                    BANK LOANS (CONTINUED)
                    ----------------------
 $     13,000,000   Stallion Oil Term Loan 8.05188% 05/20/18                                        $     10,920,000
                                                                                                    ----------------
                    TOTAL BANK LOANS (Cost $24,264,948)                                                   26,138,716
                                                                                                    ----------------
                    CONVERTIBLE BONDS (4.09%)
       16,740,374   Ormet Corporation Senior Subordinated Notes, 15.00%, 11/01/10                         16,740,374
                                                                                                    ----------------
                    TOTAL CONVERTIBLE BONDS (Cost $14,920,844)                                            16,740,374
                                                                                                    ----------------


      SHARES
-------------------
                    COMMON STOCK (32.22%)
                    ---------------------
                    AGRICULTURAL CHEMICALS (4.58%)
          694,000   Phosphate Holdings, Inc.                                                              18,738,000
                                                                                                    ----------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (3.11%)
        1,372,129   Holley Performance Products Inc.                                                       6,860,644
        3,251,684   International Automotive Components Group North America, LLC                           3,251,684
       51,279,734   Wagon Plc - (United Kingdom) **                                                        2,586,700
                                                                                                    ----------------
                                                                                                          12,699,028
                                                                                                    ----------------
                    CABLE TELEVISION (1.73%)
          876,802   Knology, Inc.  (a)                                                                     7,075,792
                                                                                                    ----------------
                    CONTAINERS - PAPER/PLASTIC (0.00%)
            3,937   Pliant Corp.                                                                                  --
                                                                                                    ----------------
                    DISTRIBUTION/WHOLESALE (1.98%)
          323,765   Core-Mark Holding Co., Inc.                                                            8,090,888
                                                                                                    ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.74%)
        2,221,139   ZiLOG, Inc.  (a)                                                                       7,129,856
                                                                                                    ----------------
                    FINANCIAL SERVICES INDEX (1.85%)
           75,000   Ultrashort Proshare Financials                                                         7,566,750
                                                                                                    ----------------
                    INDEPENDENT POWER PRODUCER (3.66%)
          843,870   Calpine Corporation                                                                   10,970,320
          250,000   U.S. Power Generating Co.                                                              4,000,000
                                                                                                    ----------------
                                                                                                          14,970,320
                                                                                                    ----------------
                    METAL - ALUMINUM (4.32%)
          297,170   Ormet Corporation  (a)                                                                 1,783,020
        2,685,095   Ormet Corporation  (a),*                                                              15,886,821
                                                                                                    ----------------
                                                                                                          17,669,841
                                                                                                    ----------------
                    OIL - FIELD SERVICES (5.81%)
        7,890,751   Northern Offshore Ltd. - (Norway) **                                                  23,756,468
                                                                                                    ----------------
                    TELECOMMUNICATIONS (0.57%)
           40,000   Abovenet, Inc.                                                                         2,320,000
                                                                                                    ----------------
                    WIRELESS EQUIPMENT (2.87%)
        1,068,638   USA Mobility, Inc.                                                                    11,755,018
                                                                                                    ----------------
                    TOTAL COMMON STOCK (Cost $152,678,389)                                               131,771,961
                                                                                                    ----------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

      SHARES                                                                                          FAIR VALUE
-------------------                                                                                 ----------------
                    PREFERRED STOCKS (1.39%)
                    ------------------------
                    CONTAINERS - PAPER/PLASTIC (0.65%)
           35,212   Pliant Corp. Series AA                                                          $      2,640,900
                                                                                                    ----------------
                    INDEPENDENT POWER PRODUCER (0.74%)
          153,104   Entegra Holdings, L.L.C.                                                               3,036,562
                                                                                                    ----------------
                    TOTAL PREFERRED STOCKS (Cost $15,758,285)                                              5,677,462
                                                                                                    ----------------
                    WARRANTS (0.79%)
                    ----------------
                    METAL - ALUMINUM (0.79%)
        1,000,000   Ormet Corp.                                                                            3,233,330
                                                                                                    ----------------
                    TOTAL WARRANTS (Cost $2,620,506)                                                       3,233,330
                                                                                                    ----------------
                    INVESTMENTS IN SECURITIES (Cost $311,688,628)                                        234,993,693
                                                                                                    ----------------
                    SECURITIES SOLD, NOT YET PURCHASED ((13.38)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((8.85)%)
                    ----------------------------------------------
                    COMMERCIAL SERVICES - FINANCE ((0.83)%)
         (100,000)  Moody's Corp.                                                                         (3,400,000)
                                                                                                    ----------------
                    REAL ESTATE INDEX ((1.73)%)
         (114,400)  iShares DJ Real Estate                                                                (7,087,080)
                                                                                                    ----------------
                    FINANCE - OTHER SERVICES ((0.99)%)
         (400,000)  Americredit Corp.  (a)                                                                (4,052,000)
                                                                                                    ----------------
                    FINANCIAL (BANK & TRUST) ((1.96)%)
         (393,600)  Pacific Capital Bancorp                                                               (8,009,760)
                                                                                                    ----------------
                    SUPER - REGIONAL BANK - U.S. ((3.34)%)
         (267,300)  Capital One Financial Corporation                                                    (13,632,300)
                                                                                                    ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                    (Proceeds $(35,380,936))                                                             (36,181,140)
                                                                                                    ----------------

       PAR
-------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((4.53)%)
                    -------------------------------------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS ((1.27)%)
$      (2,000,000)  Yankee Candle Co., Inc. (Callable 2/15/11 @ 104.25), 8.50%, 02/15/15                  (1,440,000)
       (6,500,000)  Yankee Candle Co., Inc. (Callable 2/15/12 @ $104.88), 9.75%, 02/15/17                 (3,770,000)
                                                                                                    ----------------
                                                                                                          (5,210,000)
                                                                                                    ----------------
                    HOME FURNISHINGS ((0.58)%)
       (3,000,000)  Sealy Mattress Co. (Callable 6/15/09 @ 104.13), 8.25%, 06/15/14                       (2,370,000)
                                                                                                    ----------------
                    MEDICAL - HOSPITALS ((1.02)%)
       (4,000,000)  Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable
                    11/28/08 @ 104.94)                                                                    (4,160,000)
                                                                                                    ----------------
                    RETAIL - AUTOMOBILE ((0.51)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%,
                    08/15/13 (Callable 11/28/08 @ 104.31) (a)                                             (2,080,000)
                                                                                                    ----------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

       PAR                                                                                             FAIR VALUE
-------------------                                                                                 ----------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                    ---------------------------------------------------
                    TRANSPORTATION - TRUCK ((1.15)%)
$      (5,000,000)  US Freightways 6.5%, 5/1/09                                                     $     (4,700,000)
                                                                                                    ----------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED
                    (Proceeds $(21,353,443))                                                             (18,520,000)
                                                                                                    ----------------
                    SECURITIES SOLD, NOT YET PURCHASED
                    (Proceeds $(56,734,379))                                                             (54,701,140)
                                                                                                    ----------------

                    DERIVATIVE CONTRACTS (9.20%)
                    ----------------------------
                    CREDIT DEFAULT SWAPS (9.20%)
    1,345,000,000   Purchase Contracts                                                                    37,615,128
                                                                                                    ----------------
                    TOTAL CREDIT DEFAULT SWAPS (UPFRONT FEES $10,871,889)                                 37,615,128
                                                                                                    ----------------
                    TOTAL DERIVATIVE CONTRACTS - NET
                    (UPFRONT FEES $10,871,889)                                                            37,615,128
                                                                                                    ----------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 53.28%                217,907,681
                                                                                                    ----------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 46.72%                                           191,078,888
                                                                                                    ----------------
         TOTAL NET ASSETS -- 100.00%                                                                $    408,986,569
                                                                                                    ================

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $23,266,821 which represented 5.69% of net assets at September 30, 2008.
**  Foreign
(a) Non income-producing security.
(b) Security is in default.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008

CREDIT SWAPS


                                                INTEREST   MATURITY        NOTIONAL        UPFRONT        FAIR         % OF
SWAP COUNTERPARTY & REFERENCED OBLIGATION         RATE       DATE           AMOUNT          FEES          VALUE     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:

BANK OF AMERICA
  CDX HY10                                        5.00     06/20/13     $   25,000,000   $   777,778   $ 2,399,151      0.59
  Centex Corp., 5.25%, 6/15/15                    2.87     12/20/12         10,000,000                     543,230      0.13
  Limited Brands, Inc.                            3.70     09/20/13         10,000,000                    (293,507)    (0.07)
  Macy's Inc.                                     2.98     09/20/13         10,000,000                    (295,629)    (0.07)
  Mattel Inc., 7.25%, 7/9/12                      0.87     12/20/12         10,000,000                     (53,040)    (0.01)
  National Rural Utilities Corporation                                                                                 (0.03)
    8.00%, 03/01/32                               1.85     09/20/13          5,000,000                    (119,673)
  The Gap Inc., 10.5%, 12/15/08                   1.07     12/20/12         10,000,000                     (87,270)    (0.02)
  Toll Brothers Inc., 6.875%, 11/15/12            2.50     12/20/12          5,000,000                       6,177        --

GOLDMAN SACHS
  Bank of America Corporation, 6.25%,
    4/15/12                                       0.92     06/20/13         20,000,000                     516,281      0.13
  CDX HVOL 9                                      1.40     12/20/12         25,000,000     2,031,611     2,642,499      0.65
  CDX HY10                                        5.00     06/20/13        125,000,000     7,538,194    12,109,375      2.96
  Countrywide Home Loans 6.0%, 01/24/18           2.80     12/20/13         10,000,000                     202,501      0.05
  Countrywide Home Loans 6.0%, 01/24/18           3.50     12/20/13         20,000,000                    (167,014)    (0.04)
  Federal Republic of Germany                     0.10     12/20/13        200,000,000                     332,781      0.08
  Federal Republic of Germany                     0.13     09/20/18        200,000,000                     693,495      0.17
  French Republic                                 0.16     12/20/13        100,000,000                      48,850      0.01
  Macy's 6.625%, 04/01/11                         2.55     03/20/13         10,000,000                    (143,325)    (0.04)
  National Rural Utilities Corporation
    8.00%, 03/01/32                               1.17     12/20/13         10,000,000                      12,396        --
  Royal Caribbean Cruises Ltd., 6.875%
    12/01/13                                      3.95     03/20/13         10,000,000                     385,755      0.09
  Royal Caribbean Cruises Ltd., 6.875%
    12/01/13                                      3.50     06/20/11         10,000,000                     224,323      0.05
  State of Florida                                0.46     12/20/18        100,000,000                   2,647,185      0.65
  State of Mississippi                            0.50     09/20/18         25,000,000                     279,508      0.07
  State of New Jersey                             0.42     12/20/18         50,000,000                   1,368,015      0.33
  State of North Carolina                         0.24     09/20/18         25,000,000                     107,707      0.03
  State of North Carolina                         0.21     12/20/18         75,000,000                     510,217      0.12
  State of Ohio                                   0.42     12/20/18         50,000,000                     570,978      0.14
  The Gap Inc., 10.5%, 12/15/08                   0.90     03/13/13         10,000,000                     (39,898)    (0.01)
  Washington Mutual 5.25%, 9/15/17                7.05     09/20/13         10,000,000                   3,382,375      0.83
  Washington Mutual 5.25%, 9/15/17                7.00     09/20/13          5,000,000                   1,691,250      0.41

JP MORGAN
  CDX HY10                                        5.00     06/20/13         25,000,000       524,306     2,414,017      0.59
  Countrywide Home Loans 6.0%, 01/24/18           2.10     06/20/13         10,000,000                     489,023      0.12
  Limited Brands, Inc.                            3.45     12/20/13         10,000,000                    (207,896)    (0.05)

MERRILL LYNCH
  Centex Corp. 5.25%, 06/15/15                    3.54     06/20/13         10,000,000                     301,130      0.07
  Lennar Corp., 5.95%, 3/1/13                     4.58     12/12/12         10,000,000                     924,574      0.23
  Lennar Corp., 5.95%, 3/1/13                     3.10     12/20/12         10,000,000                   1,365,197      0.33
  Masco Corp., 5.875%, 7/15/12                    0.94     12/20/12         10,000,000                     635,089      0.16
  National Rural Utilities Corporation
    8.00%, 03/01/32                               0.45     03/20/13         10,000,000                     332,204      0.08
  National Rural Utilities Corporation
    8.00%, 03/01/32                               0.63     03/20/13         10,000,000                     260,219      0.06
  National Rural Utilities Corporation
    8.00%, 03/01/32                               0.76     03/20/13         20,000,000                     416,459      0.10
  Southwest Airlines Co., 5.25%, 10/1/14          0.57     12/20/12         20,000,000                     634,365      0.16
  Toll Brothers Inc., 6.875%, 11/15/12            2.55     12/20/12          5,000,000                     (30,163)    (0.01)

MORGAN STANLEY
  Limited Brands, Inc., 6.125%, 12/1/12           1.82     12/20/12         10,000,000                     374,964      0.09
  Macy's Inc., 6.625%, 4/1/11                     1.50     12/20/12         10,000,000                     231,253      0.06

Total Credit Swaps                                                      $1,345,000,000   $10,871,889   $37,615,128      9.20%
                                                                        ==============   ===========   ===========      ====

(UNAUDITED)
The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:

-----------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENTS IN        SECURITIES SOLD, NOT      OTHER FINANCIAL
VALUATION INPUTS                                          SECURITIES             YET PURCHASED            INSTRUMENTS*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $ 101,772,812           $ (36,181,140)          $          --
-----------------------------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             $ 133,220,881           $ (18,520,000)          $  37,615,128
-----------------------------------------------------------------------------------------------------------------------
LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                                   $          --           $          --
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                         $          --           $          --           $          --
-----------------------------------------------------------------------------------------------------------------------
   TOTAL                                                  $ 234,993,693           $ (54,701,140)          $  37,615,128
-----------------------------------------------------------------------------------------------------------------------

*    Other Financial Instruments include Swap Contracts.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Willow Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
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* Print the name and title of each signing officer under his or her signature.